Restructuring Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring costs total	$ 441	$ 200	$ 94
Employee separation costs	382	151	94
Restructuring fixed asset impairments	33	41
Other restructuring costs	26	8
Employee Separation Activity
Liability balance at beginning of period	89	29	90
Increase in liability (separation charges)	382	151	94
Reduction in liability (payments and other adjustments)	(289)	(91)	(155)
Liability balance at end of period	182	89	29
Gosselies, Belgium facility
Restructuring Cost and Reserve [Line Items]
Employee separation costs	273
Estimated cash separation costs	300
Employee Separation Activity
Increase in liability (separation charges)	$ 273